Restatement of the Consolidated Financial Statements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments

The effect of the restatement on the Company’s consolidated balance sheet as of June 30, 2018 are as follows:

	June 30, 2018
	As Previously Reported	Restatement Adjustment	As Restated
Digital currencies	$139,655	$(42,945)	$96,710
Total current assets	240,428	(42,945)	197,483
Total Assets	243,816	(42,945)	200,871
Accumulated deficit	(114,855,450)	(42,945)	(114,898,395)
Total stockholders’ equity	174,749	(42,945)	131,804
Total Liabilities and stockholders’ equity	243,816	(42,945)	200,871

The effect of the restatement on the Company’s consolidated statement of operations for the three and six months ended June 30, 2018 are as follows:

	For the three months ended June 30, 2018
	As Previously Reported	Restatement Adjustment	As Restated
Total operating expenses	235,616	(2)	235,614
Net loss from operations	(235,616)	2	(235,614)
Revaluation of digital currencies	(12,419)	12,419	-
Realized gain on sale of digital currencies	11,265	7,661	18,926
Total other expenses (income)	(1,154)	20,080	18,926
Net loss	(236,770)	20,082	(216,688)
Basic and Diluted Loss per Share	(0.00)	-	(0.00)
Basic and Diluted Shares	371,326,525	-	371,326,525

	For the six months ended June 30, 2018
	As Previously Reported	Restatement Adjustment	As Restated
Total operating expenses	492,762	-	492,762
Net loss from operations	(492,762)	-	(492,762)
Revaluation of digital currencies	(193,235)	193,235	-
Realized gain (loss) on sale of digital currencies	(51,914)	163,053	111,139
Total other expenses (income)	(245,149)	356,288	111,139
Net loss	(737,911)	356,288	(381,623)
Basic and Diluted Loss per Share	(0.00)	-	(0.00)
Basic and Diluted Shares	369,781,431	-	369,781,431

The effect of the restatement on the Company’s consolidated statement of cash flows for the six months ended June 30, 2018 are as follows:

	For the six months ended June 30, 2018
	As Previously Reported	Restatement Adjustment	As Restated
Net loss	$(737,911)	$356,288	$(381,623)
Change in fair value of digital currencies	193,235	(193,235)	-
Realized loss (gain) on sale of digital currencies	51,914	(163,053)	(111,139)
Net cash used in operating activities	(499,844)	231,548	(268,296)
Net cash provided by investing activities	231,548	(231,548)	-

The effect of the restatement on the Company’s consolidated balance sheet as of December 31, 2017 are as follows:

	December 31, 2017
	As Previously Reported	Restatement Adjustment	As Restated
Digital currencies	$616,352	$(399,233)	$217,119
Total current assets	987,422	(399,233)	588,189
Total Assets	988,657	(399,233)	589,424
Accumulated deficit	(114,117,539)	(399,233)	(114,516,772)
Total stockholders’ equity	912,660	(399,233)	513,427
Total Liabilities and stockholders’ equity	988,657	(399,233)	589,424

The effect of the restatement on the Company’s consolidated statement of operations for the year ended December 31, 2017 are as follows:

	For the years ended December 31, 2017
	As Previously Reported	Restatement Adjustment	As Restated
Gross profit	$709,266	$(704,946)	$4,320
Revaluation of digital currencies	704,946	(704,946)	-
Net loss from operations	(864,827)	(704,946)	(1,569,773)
Realized gain on sale of digital currencies	-	299,092	299,092
Other income	33,022	6,621	39,643
Total other expenses	(44,200,509)	305,713	(43,894,796)
Net loss	(45,065,336)	(399,233)	(45,464,569)
Basic and Diluted Loss per Share	(0.36)	(0.01)	(0.37)
Basic and Diluted Shares	123,548,858	-	123,548,858

The effect of the restatement on the Company’s consolidated statement of stockholders’ equity (deficit) as of December 31, 2017 are as follows:

	December 31, 2017
	As Previously Reported	Restatement Adjustment	As Restated
Net loss	(45,065,336)	(399,233)	(45,464,569)
Total stockholders’ equity	912,660	(399,233)	513,427

The effect of the restatement on the Company’s consolidated statement of cash flows for the year ended December 31, 2017 are as follows:

	For the years ended December 31, 2017
	As Previously Reported	Restatement Adjustment	As Restated
Net loss	$(45,065,336)	$(399,233)	$(45,464,569)
Change in fair value of digital currencies	(704,946)	704,946	-
Realized gain on sale of digital currencies	-	(299,092)	(299,092)
Proceeds from sale of digital currencies	-	332,172	332,172
Decrease in Digital Currencies	338,793	(338,793)	-
Net cash used in operating activities	(1,488,254)	-	(1,488,254)